Leases (Tables)	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Schedule of Operating Lease

Operating leases consisted of the following:

	December 31, 2020	December 31, 2019
Assets
Right-of-use assets	191	206
Total right-of-use assets	191	206
Lease liabilities
Current	54	55
Non-current	142	152
Total lease liabilities	196	207

Schedule of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities are as follows:

December 31, 2020
2021	58
2022	44
2023	32
2024	21
2025	13
Thereafter	76
Total future undiscounted cash outflows	244
Effect of discounting	(48)
Total operating lease liabilities	196

Schedule of Operating Lease Term and Discount Rate	Operating lease term and discount rate are as follows:
	December 31, 2020	December 31, 2019
Weighted average remaining lease term (in years)	9.01	9.26
Weighted average discount rate	2.71%	2.79%

Schedule of Operating Lease Cost and Cash Paid	Operating lease cost and cash paid are as follows:
	2020	2019
Operating lease cost	65	65
Operating lease cash paid	65	65

Schedule of Right-of-Use Assets Obtained in Exchange for New Operating Lease Liabilities	Right-of-use assets obtained in exchange for new operating lease liabilities are as follows:
	2020	2019
Operating leases	40	38